Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2024

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.2%
Debt Funds - 45.3%
iShares 10+ Year Investment Grade Corporate Bond ETF	36,342	$1,947,568
iShares 10-20 Year Treasury Bond ETF	5,193	567,751
iShares 1-3 Year Treasury Bond ETF	28,135	2,339,425
iShares 1-5 Year Investment Grade Corporate Bond ETF	44,719	2,354,903
iShares 20+ Year Treasury Bond ETF	28,732	2,818,609
iShares 3-7 Year Treasury Bond ETF	22,321	2,669,703
iShares 5-10 Year Investment Grade Corporate Bond ETF	56,939	3,058,763
iShares 7-10 Year Treasury Bond ETF	7,221	708,524
iShares Core Total USD Bond Market ETF	145,819	6,870,991
iShares Core U.S. Aggregate Bond ETF	53,996	5,468,175
iShares J.P. Morgan USD Emerging Markets Bond ETF	13,177	1,233,104
iShares MBS ETF	53,384	5,114,721
Total Debt Funds		35,152,237
Equity Funds - 49.9%
iShares Core MSCI EAFE ETF	57,496	4,487,563
iShares Core S&P 500 ETF	29,141	16,809,112
iShares Core S&P Mid-Cap ETF	49,784	3,102,539
iShares Core S&P Small-Cap ETF	13,107	1,532,995
iShares MSCI EAFE Growth ETF	10,686	1,150,348
iShares MSCI EAFE Value ETF	20,689	1,190,238
iShares MSCI Emerging Markets ex China ETF	13,956	852,851
iShares MSCI USA Momentum Factor ETF	4,745	962,096
iShares MSCI USA Quality Factor ETF	19,592	3,512,846
iShares S&P 500 Growth ETF	25,315	2,423,911
iShares S&P 500 Value ETF	5,841	1,151,670
iShares U.S. Technology ETF	10,395	1,576,090
Total Equity Funds		38,752,259
Total Exchange Traded Funds
(Cost - $56,162,384)		73,904,496
Short-Term Investments - 3.0%
Money Market Funds - 3.0%
Dreyfus Government Cash Management, 4.80%(a)	1,571,861	1,571,861
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.83%(a)	781,703	781,703
Total Short-Term Investments (Cost - $2,353,564)		2,353,564
Total Investments - 98.2%
(Cost - $58,515,948)		$76,258,060
Other Assets Less Liabilities - Net 1.8%		1,375,448
Total Net Assets - 100.0%		$77,633,508

Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Continued) (Unaudited)

September 30, 2024

(a)	The rate shown is the annualized seven-day yield at period end.